Financial Risk Management - Summary of Allowance Account for Credit Loss Trade Receivables (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Discloure of Detailed Information About Allowance Account For Credit Losses of Trade Receivables [Line Items]
Beginning of financial year	$ 4,953
End of financial year	5,081	$ 4,953
Trade receivables [member]
Discloure of Detailed Information About Allowance Account For Credit Losses of Trade Receivables [Line Items]
Beginning of financial year	4,953	4,823
Allowance made	4,203	4,209
Allowance written back	(3,006)	(2,064)
Allowance written off	(941)	(1,959)
Acquisition of subsidiary		17
Currency revaluation adjustment	(128)	(73)
End of financial year	$ 5,081	$ 4,953